Note 5 - Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

6. Inventory

Inventory consists of the following:

	September 30, 2015	December 31, 2014
Finished goods	$183,175	$669,706
Work in process	1,050	58,666
	$184,225	$728,372

Inventory is stated at the lower of cost (on an average basis) or market value. We determine cost based on our weighted-average purchase price and include both the costs of acquisition and the shipping costs in our inventory. We regularly review the cost of inventory against its estimated market value and record a lower of cost or market write-down to cost of goods sold, if any inventory has a cost in excess of estimated market value. During the nine months ended September 30, 2015, we recorded a $140,000 non-cash inventory write-down and a $214,000 non-cash inventory write-off, representing 103.5% of revenue in total. The $140,000 write-down was an adjustment to the carrying value of our roof mounting inventory to reflect the decline in market prices compared to our original cost and the $214,000 was an inventory write-off of obsolete inventory.

5. Inventory Inventory consists of the following:
	December 31, 2014	December 31, 2013
Finished goods	$669,706	$654,970
Work in process	58,666	131,666
	$728,372	$786,636